11. NON-FINANCIAL ASSETS AND LIABILITIES (Details 6) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Non-financial Assets And Liabilities
Deferred tax asset	$ 108	$ 28
Deferred tax liabilities	(1)	(368)
Deferred tax liabilities, net	$ 107	$ (340)